Fair Value Measurements - Schedule of Changes in Fair Value of Warrant Units (Detail) - Level 3 - Warrant units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1,309	$ 112
Change in fair value	4,208	1,197	$ 100
Warrant units exercised	(5,517)
Ending Balance	$ 0	$ 1,309	$ 112